Form N-1A Cover	Jun. 29, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Exchange Place Advisors Trust
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 29, 2026
Prospectus Date	Jun. 30, 2026